Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Consolidated Statements of Operations [Abstract]
Revenues					$ 2,278	$ 2,278
Cost of goods sold					(1,182)	(1,182)
Gross profit					1,096	1,096
Operating expenses:
Exploration expenses	352,921	468,242	6,193,533	560,075	9,089,387	9,442,308
Mineral rights impairment expense			300,000	4,120,000	9,138,785	9,138,785
Loss on settlements, net	5,816			1,497,500	1,497,500	1,503,316
Inventory impairment					1,469	1,469
General and administrative expenses	1,144,205	1,250,196	6,996,043	5,448,667	15,395,323	16,540,997
Total operating expenses	1,502,942	1,718,438	13,489,576	11,626,242	35,122,464	36,625,406
Other (income) expense:
Loss on debt extinguishment	37,235	841,752	841,752		841,752	878,987
Change in fair value of derivative liabilities - warrant instruments	(243,205)	(6,948,644)	(10,780,342)	6,116,147	1,559,352	1,316,147
Warrant modification expense	171,150			1,068,320	1,068,320	1,239,470
(Gain) loss on foreign currency transactions	(64,734)	14,985	(14,142)	(1,383)	(10,365)	(75,099)
Interest expense	172,515	533,489	1,150,634	410,056	1,568,825	1,741,340
Total other (income) expense	72,961	(5,558,418)	(8,802,098)	7,593,140	5,027,884	5,100,845
Net income (loss)	(1,575,903)	3,839,980	(4,687,478)	(19,219,382)	(40,149,252)	(41,725,155)
Net loss attributable to the noncontrolling interest	(144,448)		(2,375,407)		(2,375,407)	(2,519,855)
Net income (loss) attributable to Li3 Energy, Inc.	(1,431,455)	3,839,980	(2,312,071)	(19,219,382)	(37,773,845)	(39,205,300)
Net loss per common share - basic and diluted			$ (0.01)	$ (0.16)
Net income (loss) per common share - basic	$ 0.0	$ 0.01
Net income (loss) per common share - diluted	$ 0.0	$ 0.01
Weighted average number of common shares outstanding - basic and diluted			313,997,372	123,690,841
Weighted average number of common shares outstanding
Basic	384,037,111	287,821,798
Diluted	384,037,111	304,402,915
Comprehensive income (loss)
Net income (loss)	(1,575,903)	3,839,980	(4,687,478)	(19,219,382)	(40,149,252)	(41,725,155)
Other comprehensive income - foreign currency translation adjustments	(115,972)		83,563		83,563	(32,409)
Total comprehensive income (loss)	(1,691,875)	3,839,980	(4,603,915)	(19,219,382)	(40,065,689)	(41,757,564)
Comprehensive loss attributable to noncontrolling interests	(144,448)		(2,375,407)		(2,375,407)	(2,519,855)
Comprehensive net income (loss) attributable to Li3 Energy, Inc.	$ (1,547,427)	$ 3,839,980	$ (2,228,508)		$ (37,690,282)	$ (39,237,709)